Item 1. Schedule of Investments



 T. Rowe Price Corporate Income Fund
 (Unaudited)
                                                          August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                  $ Par/Shares          Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES 83.1%
 Aerospace & Defense 1.1%
 Boeing, 8.75%, 8/15/21                                860           1,210

 Northrop Grumman
 7.125%, 2/15/11                                       800           898

 7.75%, 3/1/16                                         500           620

                                                                     2,728

 Automobiles and Related 9.9%
 DaimlerChrysler
 4.05%, 6/4/08                                         1,000         982

 7.30%, 1/15/12                                        645           715

 8.50%, 1/18/31                                        2,000         2,512

 VR, 3.859%, 9/10/07                                   1,000         1,001

 Ford Motor Credit
 7.00%, 10/1/13                                        2,450         2,348

 7.375%, 2/1/11                                        4,245         4,174

 VR, 5.169%, 1/15/10                                   1,660         1,556

 General Motors Acceptance Corp.
 6.875%, 8/28/12                                       2,160         2,023

 8.00%, 11/1/31                                        2,955         2,749

 VR, 4.559%, 7/16/07                                   2,965         2,904

 VR, 5.53%, 12/1/14                                    1,450         1,308

 Hertz, VR, 4.933%, 8/5/08                             600           583

 Lear, 8.11%, 5/15/09                                  975           1,009

                                                                     23,864

 Banking 4.8%
 Bank of America Capital Trust, 5.625%, 3/8/35         1,690         1,731

 Banknorth Capital Trust, 10.52%, 5/1/27               350           394

 Capital One Bank, 5.125%, 2/15/14                     1,420         1,435

 First Tennesse Capital II, 6.30%, 4/15/34             1,015         1,041

 Hudson United Bancorp, 8.20%, 9/15/06                 285           295

 Huntington National Bank, 4.65%, 6/30/09              315           317

 Independence Community Bank, 3.75%, 4/1/14            235           226

 KeyBank, 5.80%, 7/1/14                                605           649

 MBNA, VR, 4.163%, 5/5/08                              700           701

 MBNA America Bank, 7.125%, 11/15/12                   2,925         3,360

 Sumitomo Mitsui Banking, 144A, 5.625%, 7/29/49        875           892

 Suncorp-Metway, 144A, 4.625%, 6/15/13                 475           471

                                                                     11,512

 Beverages 0.7%
 Cott Beverages, 8.00%, 12/15/11                       200           210

 Panamerican Beverages, 7.25%, 7/1/09                  500           545

 PepsiAmericas, 4.875%, 1/15/15                        875           884

                                                                     1,639

 Broadcasting 3.5%
 AOL Time Warner, 7.625%, 4/15/31                      1,000         1,221

 Clear Channel Communications, 7.65%, 9/15/10          2,130         2,345

 Hearst-Argyle TV, 7.50%, 11/15/27                     1,125         1,269

 Time Warner
 6.875%, 6/15/18                                       900           1,018

 9.125%, 1/15/13                                       2,000         2,499

                                                                     8,352

 Building and Real Estate 2.4%
 Centex, 5.45%, 8/15/12                                1,000         1,008

 D. R. Horton, 5.625%, 9/15/14                         610           600

 KB Home, 6.25%, 6/15/15                               515           511

 Lennar, 144A, 5.60%, 5/31/15                          515           518

 MDC Holdings, 5.375%, 12/15/14                        1,000         987

 Mobile Mini, 9.50%, 7/1/13                            200           222

 NVR, 5.00%, 6/15/10                                   370           367

 Pulte Homes, 7.875%, 8/1/11                           810           916

 Ryland Group, 5.375%, 1/15/15                         270           266

 Toll Brothers Finance, 144A, 5.15%, 5/15/15           290           283

                                                                     5,678

 Building Products 0.5%
 CRH America, 6.40%, 10/15/33                          1,000         1,133

                                                                     1,133

 Cable Operators 2.4%
 AT&T Broadband, 8.375%, 3/15/13                       1,805         2,188

 Comcast, 5.65%, 6/15/35                               1,220         1,198

 Comcast Cable Communications, 6.75%, 1/30/11          1,315         1,436

 Shaw Communications, 7.40%, 10/17/07 (CAD)            700           629

 Videotron, 6.875%, 1/15/14                            200           207

                                                                     5,658

 Container 0.2%
 Sealed Air, 144A, 5.375%, 4/15/08                     500           507

                                                                     507

 Drugs 0.9%
 Genentech, 144A, 4.75%, 7/15/15                       680           686

 Merck, 2.50%, 3/30/07                                 1,500         1,460

                                                                     2,146

 Electric Utilities 8.9%
 AES, 7.75%, 3/1/14                                    500           541

 ANR Pipeline, 8.875%, 3/15/10                         500           546

 Arizona Public Service, 4.65%, 5/15/15                760           755

 Black Hills, 6.50%, 5/15/13                           1,450         1,550

 Centerpoint Energy, 7.25%, 9/1/10                     1,000         1,105

 Constellation Energy Group, 4.55%, 6/15/15            1,250         1,210

 Consumers Energy, 5.65%, 4/15/20                      1,000         1,052

 El Paso Electric, 6.00%, 5/15/35                      680           730

 El Paso Natural Gas, 7.625%, 8/1/10                   250           266

 Exelon Generation, 5.35%, 1/15/14                     500           518

 FirstEnergy, 6.45%, 11/15/11                          1,850         2,005

 Monongahela Power, 5.00%, 10/1/06                     990           996

 Nevada Power
 6.50%, 4/15/12                                        305           314

 144A, 5.875%, 1/15/15                                 750           754

 Pacific Gas & Electric, 6.05%, 3/1/34                 1,200         1,315

 Pinnacle West Capital, 6.40%, 4/1/06                  490           496

 Public Service of New Mexico, 4.40%, 9/15/08          490           487

 San Diego Gas & Electric, 5.35%, 5/15/35              640           664

 Sempra Energy, VR, 4.29%, 5/21/08                     970           973

 Southern California Edison, 4.65%, 4/1/15             845           839

 Southern Natural Gas, 8.875%, 3/15/10                 500           544

 TXU, 4.80%, 11/15/09                                  1,000         984

 TXU Energy, 6.125%, 3/15/08                           755           783

 Virginia Electric & Power, 4.50%, 12/15/10            500           498

 Westar Energy, 5.10%, 7/15/20                         1,000         1,001

 XCEL Energy, 7.00%, 12/1/10                           490           544

                                                                     21,470

 Electronic Components 0.9%
 Freescale Semiconductor, 6.875%, 7/15/11              500           525

 Motorola, 7.50%, 5/15/25                              1,285         1,586

                                                                     2,111

 Energy 0.7%
 Chesapeake Energy, 7.00%, 8/15/14                     500           529

 Newfield Exploration, 6.625%, 9/1/14                  500           522

 YPF Sociedad Anonima, 10.00%, 11/2/28                 625           741

                                                                     1,792

 Entertainment and Leisure 1.4%
 Royal Caribbean Cruises
 7.25%, 8/15/06                                        310           317

 8.00%, 5/15/10                                        800           878

 Speedway Motorsports, 6.75%, 6/1/13                   500           518

 Viacom, 5.625%, 5/1/07                                1,500         1,527

                                                                     3,240

 Exploration and Production 2.6%
 Canadian Natural Resources, 6.45%, 6/30/33            1,200         1,341

 Diamond Offshore Drilling, 5.15%, 9/1/14              1,000         1,020

 Encana
 4.60%, 8/15/09                                        1,175         1,180

 6.50%, 8/15/34                                        750           869

 Kaneb Pipe Line Operations, 5.875%, 6/1/13            1,700         1,779

                                                                     6,189

 Finance and Credit 0.9%
 Colonial Bank, 9.375%, 6/1/11                         425           506

 FBOP Capital Trust II, 144A, 10.00%, 1/15/09          800           873

 SLM, 5.625%, 8/1/33                                   700           763

                                                                     2,142

 Food Processing 0.3%
 Bunge Limited Finance, 4.375%, 12/15/08               600           597

                                                                     597

 Food/Tobacco 0.8%
 Philip Morris, 7.20%, 2/1/07                          1,010         1,048

 R.J. Reynolds Tobacco Holdings, 144A, 6.50%, 7/15/10  750           745

                                                                     1,793

 Gaming 1.7%
 GTECH Holdings
 4.50%, 12/1/09                                        440           436

 4.75%, 10/15/10                                       440           438

 Harrah's Operating
 5.50%, 7/1/10                                         745           765

 144A, 5.625%, 6/1/15                                  1,000         1,025

 MGM Mirage
 6.00%, 10/1/09                                        500           500

 6.75%, 9/1/12                                         250           257

 Station Casinos
 6.00%, 4/1/12                                         200           202

 6.875%, 3/1/16                                        500           511

                                                                     4,134

 Gas & Gas Transmission 3.2%
 Atmos Energy, 5.95%, 10/15/34                         640           681

 Duke Capital
 6.25%, 2/15/13                                        780           843

 6.75%, 7/15/18                                        485           542

 Enterprise Products Operations
 4.95%, 6/1/10                                         560           559

 5.60%, 10/15/14                                       2,000         2,062

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            235           237

 Piedmont Natural Gas, 6.00%, 12/19/33                 200           228

 TGT Pipeline, 144A, 5.50%, 2/1/17                     645           647

 Valero Energy
 3.50%, 4/1/09                                         1,020         984

 4.75%, 4/1/14                                         1,000         991

                                                                     7,774

 Healthcare Services 1.3%
 Highmark, 144A, 6.80%, 8/15/13                        1,000         1,098

 Hospira, 4.95%, 6/15/09                               1,330         1,350

 WellPoint, 4.25%, 12/15/09                            625           617

                                                                     3,065

 Insurance 2.3%
 Allstate, 5.55%, 5/9/35                               165           168

 Fund American Companies, 5.875%, 5/15/13              425           438

 Mangrove Bay Trust, 144A, 6.102%, 7/15/33             400           407

 Marsh & McLennan, 3.625%, 2/15/08                     690           672

 MIC Financing Trust I, 144A, 8.375%, 2/1/27           830           858

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     375           397

 NLV Financial, 144A, 7.50%, 8/15/33                   500           581

 Ohio National Financial Services, 144A, 6.35%, 4/1/13 225           236

 Principal Mutual Life Insurance, 144A, 8.00%, 3/1/44  405           481

 RLI Corporation, 5.95%, 1/15/14                       535           547

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 200           234

 Transamerica Capital, 144A, 7.65%, 12/1/26            500           598

                                                                     5,617

 Investment Dealers 1.3%
 Goldman Sachs Capital I, 6.345%, 2/15/34              2,000         2,163

 Legg Mason, 6.75%, 7/2/08                             1,000         1,064

                                                                     3,227

 Lodging 0.1%
 La Quinta Properties, 8.875%, 3/15/11                 200           216

                                                                     216

 Long Distance 2.5%
 Sprint Capital
 6.875%, 11/15/28                                      2,255         2,604

 7.625%, 1/30/11                                       2,930         3,339

                                                                     5,943

 Media and Communications 2.1%
 Belo, 8.00%, 11/1/08                                  690           748

 E.W. Scripps, 4.30%, 6/30/10                          800           790

 Liberty Media, VR, 4.91%, 9/17/06                     510           513

 News America
 6.20%, 12/15/34                                       2,000         2,089

 6.75%, 1/9/38 (Tender 1/1/10)                         600           682

 7.625%, 11/30/28                                      225           270

                                                                     5,092

 Metals and Mining 1.3%
 Barrick Gold Finance, 4.875%, 11/15/14                480           476

 Massey Energy, 6.625%, 11/15/10                       800           818

 Newmont Mining, 5.875%, 4/1/35                        1,000         1,035

 Placer Dome
 6.375%, 3/1/33                                        225           249

 6.45%, 10/15/35                                       400           440

                                                                     3,018

 Miscellaneous Consumer Products 0.1%
 Eastman Kodak, 7.25%, 11/15/13                        275           277

                                                                     277

 Oil Field Services 0.4%
 Halliburton, 5.50%, 10/15/10                          1,000         1,046

                                                                     1,046

 Paper and Paper Products 2.5%
 Abitibi Consolidated Company of Canada
 6.95%, 12/15/06                                       100           102


 Boise Cascade, 7.125%, 10/15/14                       500           490

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        2,600         2,575

 Georgia-Pacific, 9.375%, 2/1/13                       500           558

 Weyerhaeuser, 7.375%, 3/15/32                         1,900         2,268

                                                                     5,993

 Petroleum 5.2%
 Amerada Hess, 7.875%, 10/1/29                         2,855         3,632

 Devon Financing
 6.875%, 9/30/11                                       500           559

 7.875%, 9/30/31                                       2,135         2,787

 Kern River Funding, 144A, 4.893%, 4/30/18             338           342

 Pemex Project Funding Master Trust
 6.625%, 6/15/35                                       1,000         998

 7.75%, 9/28/49                                        1,000         1,046

 144A, VR, 4.71%, 6/15/10                              1,000         1,030

 Petro Canada, 5.95%, 5/15/35                          1,405         1,463

 PF Export Receivables Master Trust
 144A, 6.436%, 6/1/15                                  169           171

 Sunoco, 4.875%, 10/15/14                              445           446

                                                                     12,474

 Railroads 1.1%
 Canadian National Railway, 6.25%, 8/1/34              1,355         1,582

 Norfolk Southern
 5.59%, 5/17/25                                        478           496

 7.25%, 2/15/31                                        522           664

                                                                     2,742

 Real Estate Investment Trust Securities 2.6%
 Archstone Smith Operating Trust, 5.625%, 8/15/14      245           257

 Arden Realty
 5.20%, 9/1/11                                         1,000         1,007

 5.25%, 3/1/15                                         380           379

 Avalonbay Communities, 4.95%, 3/15/13                 1,000         1,003

 Camden Property Trust, 4.375%, 1/15/10                1,500         1,479

 Developers Diversified Realty, 3.875%, 1/30/09        480           468

 iStar Financial, 6.05%, 4/15/15                       745           777

 Kimco Reallty, 1.00%, 2/18/15                         1,000         989

                                                                     6,359

 Retail 0.7%
 J.C. Penney, 7.375%, 8/15/08                          1,600         1,698

                                                                     1,698

 Satellites 0.1%
 EchoStar Communications, 5.75%, 10/1/08               250           247

                                                                     247

 Savings and Loan 0.4%
 Greenpoint Capital Trust I, 9.10%, 6/1/27             375           413

 Webster Capital Trust II, Series B, 10.00%, 4/1/27    550           607

                                                                     1,020

 Services 0.3%
 Allied Waste, 7.875%, 4/15/13                         175           180

 Oakmont Asset Trust, 144A, 4.514%, 12/22/08           335           333

 Waste Management, 7.375%, 5/15/29                     250           304

                                                                     817

 Specialty Chemicals 0.4%
 Lubrizol, 4.625%, 10/1/09                             1,000         1,000

                                                                     1,000

 Supermarkets 0.7%
 Delhaize America, 8.125%, 4/15/11                     750           838

 Kroger, 8.05%, 2/1/10                                 800           900

                                                                     1,738

 Telecommunications 1.1%
 AT&T, STEP, 9.05%, 11/15/11                           780           896

 Leucadia National, 7.00%, 8/15/13                     200           201

 Telus, 7.50%, 6/1/07                                  1,500         1,577

                                                                     2,674

 Telephones 5.0%
 Deutsche Telekom International Finance, STEP
 8.50%, 6/15/10                                        2,350         2,692

 France Telecom, STEP, 8.00%, 3/1/11                   1,960         2,267

 Telecom Italia Capital
 5.25%, 11/15/13                                       1,000         1,022

 144A, 6.00%, 9/30/34                                  2,000         2,097

 Telefonos de Mexico, 4.75%, 1/27/10                   2,560         2,539

 Verizon Global Funding, 7.75%, 12/1/30                1,000         1,287

                                                                     11,904

 Transportation Services 0.4%
 ERAC USA Finance Company, 144A, 5.60%, 5/1/15         990           1,009

                                                                     1,009

 Wireless Communications 3.4%
 America Movil, 6.375%, 3/1/35                         1,610         1,586

 AT&T Wireless
 7.875%, 3/1/11                                        1,930         2,229

 8.125%, 5/1/12                                        100           120

 Nextel Communications
 6.875%, 10/31/13                                      2,000         2,145

 7.375%, 8/1/15                                        900           971

 Rogers Cantel, 9.75%, 6/1/16                          1,000         1,220

                                                                     8,271

 Total Corporate Bonds and Notes (Cost $194,835)                     199,906

 CONVERTIBLE BONDS 0.2%
 Insurance 0.2%
 Fortis Insurance, 144A, 7.75%, 1/26/08                400           442

 Total Convertible Bonds (Cost $400)                                 442

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 2.9%
 U.S. Treasury Obligations 2.9%

 U.S. Treasury Bonds, 6.25%, 5/15/30                   460           595

 U.S. Treasury Notes
 4.00%, 3/15/10 - 2/15/15                              4,283         4,278

 4.75%, 5/15/14                                        2,000         2,107

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost $6,975)                           6,980

 FOREIGN GOVERNMENT AND MUNICIPALITIES
 (EXCLUDING CANADIAN) 5.3%

 Aries Vermogensverwaltung, 9.60%, 10/25/14            1,000         1,314

 Federal Republic of Brazil
 8.00%, 1/15/18                                        316           327

 Class C, VR, 8.00%, 4/15/14                           317           319

 Republic of Philippines, 9.50%, 2/2/30                325           337

 Republic of South Africa, 6.50%, 6/2/14               1,250         1,384

 Republic of Turkey, 7.375%, 2/5/25                    650           637

 United Mexican States
 4.625%, 10/8/08                                       6,000         6,012

 7.50%, 4/8/33                                         1,000         1,170

 8.125%, 12/30/19                                      1,000         1,236

 Total Foreign Government and Municipalities
 (Excluding Canadian) (Cost $12,338)                                 12,736

 COMMON STOCKS 3.0%
 Bank and Trust 0.9%
 AmSouth                                               7             171

 Bank of America                                       6             260

 BB&T                                                  5             203

 Citizens Banking                                      5             152

 Comerica                                              3             182

 J.P. Morgan Chase                                     6             186

 National City                                         5             165

 PNC Financial Services Group                          3             169

 Regions Financial                                     11            358

 U.S. Bancorp                                          7             197

 Washington Mutual                                     4             166

                                                                     2,209

 Building and Real Estate 0.2%
 Equity Residential, REIT                              5             189

 Weingarten Realty Investors, REIT                     5             202

                                                                     391

 Diversified Chemicals 0.1%
 DuPont                                                4             170

                                                                     170

 Electric Utilities 0.8%
 Duke Energy                                           16            464

 FirstEnergy                                           11            536

 NiSource                                              19            459

 Progress Energy                                       5             196

 XCEL Energy                                           11            204

                                                                     1,859

 Energy Services 0.1%
 Royal Dutch Shell ADR                                 4             260

 Williams Companies                                    5             101

                                                                     361

 Financial Services 0.1%
 Citigroup                                             4             175

                                                                     175

 Integrated Petroleum - International 0.1%
 Chevron                                               6             368

                                                                     368

 Miscellaneous Consumer Products 0.0%
 UST                                                   2             85

                                                                     85

 Paper and Paper Products 0.2%
 International Paper                                   6             188

 MeadWestvaco                                          7             203

                                                                     391

 Pharmaceuticals 0.2%
 Merck                                                 18            508

                                                                     508

 Telecommunications 0.3%
 Telus (Non-voting shares)                             20            754

                                                                     754

 Total Common Stocks (Cost $6,357)                                   7,271

 PREFERRED STOCKS 0.1%
 Real Estate Investment Trust Securities 0.1%
 Roslyn Real Estate Asset, VR, 4.81%                   0             303

 Total Preferred Stocks (Cost $307)                                  303

 CREDIT DEFAULT SWAP AGREEMENTS 0.0%
 Barclays International Group, Protection sold
 (Relevant Credit: Tyco International
 2.75%, 1/15/18 Conv.)
 Receive 0.41%, Pay upon credit default, 9/20/10 *     2,000         0

 Total Credit Default Swap Agreements (Premium Paid $0)              0

 DOMESTIC BOND MUTUAL FUNDS 3.1%
 T. Rowe Price Institutional High Yield Fund, 7.15% p+ 695           7,446

 Total Domestic Bond Mutual Funds (Cost $7,281)                      7,446

 SHORT-TERM INVESTMENTS 0.5%
 Money Market Funds 0.5%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       1,080         1,080

 Total Short-Term Investments (Cost $1,080)                          1,080

 Total Investments in Securities
 98.2% of Net Assets (Cost $229,573)                   $             236,164


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +    Affiliated company - See Note 4
 *    Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event.
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $17,715 and represents 7.4% of net assets
 ADR  American Depository Receipts
 CAD  Canadian dollar
 REIT Real Estate Investment Trust
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Corporate Income Fund
Unaudited August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth. The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swap Agreements
During the three months ended August 31, 2005, the fund was a party to credit default swap contracts under which it buys or sells protection against a defined-issuer credit event. Risks arise from the possible change in creditworthiness of the relevant underlying issuer.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $229,573,000. Net unrealized gain aggregated $6,592,000 at period-end, of which $9,761,000 related to appreciated investments and $3,169,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts anaged by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $25,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $1,080,000 and $2,803,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Corporate Income does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2005, purchases and sales of High Yield Fund were $142,000 and $0, respectively. Investment income during the period was $143,000. At August 31, 2005 and May 31, 2005, the value of shares of High Yield Fund held were $7,446,000 and $7,125,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005